AB VARIABLE PRODUCTS SERIES FUND, INC.

AB VPS Balanced Wealth Strategy Portfolio

Supplement dated September 22, 2015 to the Prospectuses and Summary Prospectuses dated May 1, 2015 for AB Variable Products Series Fund, Inc. (the “Prospectuses”), offering Class A and Class B shares of the AB VPS Balanced Wealth Strategy Portfolio (the “Portfolio”).

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The following replaces the section “Portfolio Managers” in the summary section of the Prospectuses with respect to the Portfolio.

PORTFOLIO MANAGERS

The following table lists the persons responsible for the day-to-day management of the Portfolio’s portfolio:

Employee	Length of Service	Title
Daniel J. Loewy	Since 2013	Senior Vice President of the Adviser

Christopher H. Nikolich	Since 2004	Senior Vice President of the Adviser

Vadim Zlotnikov	Since 2013	Senior Vice President of the Adviser

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The following replaces certain information under the heading “Management of the Portfolios — Portfolio Managers” in the Prospectuses with respect to the Portfolio.

Portfolio and Responsible Group	Employee; Year; Title	Principal Occupation During the Past Five (5) Years
AB VPS Balanced Wealth Strategy Portfolio	Daniel J. Loewy; since 2013; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated since prior to 2010, and Chief Investment Officer of Multi-Asset Solutions.

Multi-Asset Solutions Team	Christopher H. Nikolich; since 2004; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated since prior to 2010, and Head of Research and Investment Design — Defined Contribution.

	Vadim Zlotnikov; since 2013; Senior Vice President of the Adviser	Senior Vice President and Chief Market Strategist of the Adviser with which he has been associated since prior to 2010.

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This Supplement should be read in conjunction with the Prospectuses for the Portfolio.

You should retain this Supplement with your Prospectuses for future reference.

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